Offsets	May 04, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Biohaven Ltd.
Form or Filing Type	S-3
File Number	333-274822
Initial Filing Date	Oct. 02, 2023
Fee Offset Claimed	$ 17,519.09
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, no par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 118,693,000
Offset Note
The registrant previously registered the offer, sale and issuance of common shares having an aggregate offering price of up to $300,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act on August 16, 2024 (the “prior prospectus supplement”), pursuant to the Company’s registration statement on Form S-3 (File No. 333-274822), filed on October 2, 2023 (the “2023 Registration Statement”), with the Securities and Exchange Commission. In connection with the filing of the prior prospectus supplement, the registrant paid filing fees of $44,280.00. As of the date of this prospectus supplement, common shares having an aggregate offering price of $118,693,000.00 remain unsold under the prior prospectus supplement. Pursuant to Rule 457(p), $17,519.09 of the filing fee previously paid with respect to the unsold securities under the prior prospectus supplement is being applied to the filing fee payable with respect to this prospectus supplement. The registrant has completed the offering that included the unsold common shares under the prior prospectus supplement and the 2023 Registration Statement.

Termination / Withdrawal Statement
The registrant previously registered the offer, sale and issuance of common shares having an aggregate offering price of up to $300,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act on August 16, 2024 (the “prior prospectus supplement”), pursuant to the Company’s registration statement on Form S-3 (File No. 333-274822), filed on October 2, 2023 (the “2023 Registration Statement”), with the Securities and Exchange Commission. In connection with the filing of the prior prospectus supplement, the registrant paid filing fees of $44,280.00. As of the date of this prospectus supplement, common shares having an aggregate offering price of $118,693,000.00 remain unsold under the prior prospectus supplement. Pursuant to Rule 457(p), $17,519.09 of the filing fee previously paid with respect to the unsold securities under the prior prospectus supplement is being applied to the filing fee payable with respect to this prospectus supplement. The registrant has completed the offering that included the unsold common shares under the prior prospectus supplement and the 2023 Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Biohaven Ltd
Form or Filing Type	S-3
File Number	333-274822
Filing Date	Aug. 16, 2024
Fee Paid with Fee Offset Source	$ 44,280